ING INVESTORS TRUST

ING Large Cap Growth Portfolio

(“Portfolio”)

Supplement dated March 1, 2012

to the Portfolio’s Adviser Class Prospectus, Institutional Class Prospectus,

 Service Class Prospectus and Service 2 Class Prospectus each dated April 29, 2011

 (each a “Prospectus” and collectively “Prospectuses”).

On March 1, 2012, Michael Pytosh was added as a co-portfolio manager for the Portfolio. Effective immediately, the Portfolio’s Prospectuses are revised as follows:

1.               The sub-section entitled “Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Christopher F. Corapi	Jeff Bianchi
Portfolio Manager (since 06/10)	Portfolio Manager (since 06/10)
Michael Pytosh
Portfolio Manager (since 03/12)

2.               The following paragraph is added to the section entitled “Management of the Funds — ING Large Cap Growth Portfolio” of the Portfolio’s Prospectuses:

Michael Pytosh, Portfolio Manager, joined ING IM in 2004 as a senior sector analyst covering the technology sector.  Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president.  Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Large Cap Growth Portfolio

(“Portfolio”)

Supplement dated March 1, 2012

to the Portfolio’s Adviser Class, Institutional Class, Service Class

 and Service 2 Class Statement of Additional Information (“SAI”) dated April 29, 2011

On or about March 1, 2012, Michael Pytosh was added as a co-portfolio manager for the Portfolio. Effective immediately, the Portfolio’s SAI is revised as follows:

The tables in the sub-sections entitled “Other Managed Accounts” and “Ownership of Securities” under the section entitled “Portfolio Managers — ING Large Cap Growth Portfolio” in the Portfolio’s SAI are hereby deleted in their entirety and replaced with the following:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jeff Bianchi	3	$1,293,243,313	3	$191,831,360	28(1)	$2,220,813,206
Christopher F. Corapi	4	$6,128,449,006	3	$210,324,484	16	$205,409,374
Michael Pytosh(2)	2	$4,243,894,567	1	$130,048,256	1	$85,509,942

(1)          1 of these accounts with total assets of $470.7 million has a performance-based advisory fee.

(2)          As of December 31, 2011.

Ownership of Securities

Dollar Range of
Portfolio Manager	Fund Shares Owned
Christopher F. Corapi	None
Jeff Bianchi	None
Michael Pytosh (1)	None

(1)          As of December 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE